Share Capital - Disclosure of Fair Value of Options Granted Using Black-Scholes Option Pricing Model (Details)	12 Months Ended
	Dec. 31, 2021 Year $ / shares	Dec. 31, 2020 Year $ / shares
Disclosure of classes of share capital [abstract]
Expected forfeiture rate	0.00%	0.00%
Expected volatility	0.00%	71.88%
Expected life in years | Year	0	5.00
Weighted average fair value of each option | $ / shares	$ 0	$ 2.27